Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred tax assets	$ 64,789	$ 42,867
Deferred tax liabilities:
Deferred tax liabilities	(19,876)	(12,903)
Unrecognized deferred tax assets	44,913	29,964
Tax Loss Carryforwards
Deferred tax assets:
Deferred tax assets	49,360	34,976
Loans to Exar Capital
Deferred tax assets:
Deferred tax assets	7,641	4,487
Exploration and Evaluation Assets
Deferred tax assets:
Deferred tax assets	1,994	584
Financing Costs
Deferred tax assets:
Deferred tax assets	4,963	661
Capital Assets
Deferred tax assets:
Deferred tax assets	50	1,308
Investment in Cauchari-Olaroz project
Deferred tax liabilities:
Deferred tax liabilities	(15,043)	(11,713)
Investment in Arena Minerals
Deferred tax liabilities:
Deferred tax liabilities	(793)	0
Convertible debt
Deferred tax liabilities:
Deferred tax liabilities	(4,040)	0
Other
Deferred tax assets:
Deferred tax assets	781	851
Deferred tax liabilities:
Deferred tax liabilities	$ 0	$ (1,190)